CONCENTRATIONS - Concentrations of credit risk (Details)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 HKD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Concentration Risk
Cash and restricted cash balances	$ 996,237			$ 695,075	$ 695,242	$ 30,843,641
Total cash	297,288			2,383
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	70,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash and restricted cash balances	908,000
Total cash	209,532			$ 2,383
Insurance not covered on cash balances	761,000
Hong Kong
Concentration Risk
Total cash	87,756		$ 682,000
Insurance not covered on cash balances	14,000		$ 111,000
Hong Kong | Minimum
Concentration Risk
Total cash	88,000
Insurance not covered on cash balances	$ 14,000